UNAUDITED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current
Cash and cash equivalents	$ 21,764	$ 25,646
Pool receivable from affiliates, net (note 9b)	13,699	10,765
Accounts receivable	2,545	4,247
Due from affiliates (note 9b)	33,197	27,991
Prepaid expenses	12,036	10,361
Investment in term loans (note 3)		136,061
Total current assets	83,241	215,071
Vessels and equipment at cost, less accumulated depreciation of $276.3 million (2013 - $251.4 million)	841,013	859,308
Loan to equity accounted investment (note 4)	8,680	9,830
Equity accounted investments (note 4)	35,975	8,366
Derivative asset (note 6)	4,026
Other non-current assets	4,564	4,954
Total assets	977,499	1,097,529
Current
Accounts payable	3,388	2,251
Accrued liabilities	14,971	21,069
Current portion of long-term debt (note 5)	51,959	25,246
Current portion of derivative instruments (note 6)	7,482	7,344
Deferred revenue		2,961
Due to affiliates (note 9b)	8,707	11,323
Total current liabilities	86,507	70,194
Long-term debt (note 5)	557,439	719,388
Derivative instruments (note 6)	15,418	17,924
Other long-term liabilities	5,444	5,351
Total liabilities	664,808	812,857
Commitments and contingencies (note 4, 5 and 6)
Stockholders' Equity
Common stock and additional paid-in capital (300 million shares authorized, 71.2 million Class A and 12.5 million Class B shares issued and outstanding as of June 30, 2014 and 71.1 million Class A and 12.5 million Class B shares issued and outstanding as of December 31, 2013) (note 8)	673,966	673,217
Accumulated deficit	(361,275)	(388,545)
Total stockholders' equity	312,691	284,672
Total liabilities and stockholders' equity	$ 977,499	$ 1,097,529